Acquisition (Details 3) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Pro forma information
Revenue	$ 30,775	$ 40,120
Income (loss) from operations	13,814	(22,583)
Net income (loss)	$ 756	$ (15,066)
Basic and diluted income (loss) per share	$ 0.06	$ (1.23)